Commitments and Contingencies (Details) $ in Millions	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) plan	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) plan	Dec. 31, 2021 USD ($)	Jul. 01, 2023 USD ($)	Jan. 01, 2023 USD ($)	Mar. 10, 2022
Diamond Sports Group Bankruptcy
Commitments and Contingencies
Potential maximum amount that could be required to be repaid		$ 34.2		$ 34.2
Preference period		90 days		90 days
Potential amount that could be required to be written-down		$ 24.4		$ 45.7
Employment Contracts
Commitments and Contingencies
Amount due under employee contracts		1,017.6		867.5
Amount payable under employee contracts in 2023		225.8
Amount payable under employee contracts in 2024		149.8		183.8
Amount payable under employee contracts in 2025		143.4		131.7
Amount payable under employee contracts in 2026		136.3		115.0
Amount payable under employee contracts in 2027		111.2		$ 114.0
Amount payable under employee contracts thereafter		$ 251.1
Interest rate (in percent)		5.00%		5.00%
Employment Contracts | Subsequent Event
Commitments and Contingencies
Amount due under employee contracts						$ 12.4	$ 98.2
Collective Bargaining Agreement
Commitments and Contingencies
Number of components of revenue sharing plan | plan	2			2
Revenue pool, contribution, percent of prior years net defined local revenue	48.00%			48.00%
Revenue pool, contribution, net defined local revenue, period	3 years			3 years
Amount funded to commissioner's discretionary fund	$ 15.0			$ 15.0
Amount incurred in revenue sharing		$ 16.4	$ 9.5	$ 16.0	$ 10.5
Collective Bargaining Agreement | Maximum
Commitments and Contingencies
Percentage of labor force covered		10.00%						5.00%